Financial Liabilities at Fair Value Through Profit or Loss - Summary of Designated as at Fair Value Through Profit or Loss by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 11,215	€ 12,266
Funds entrusted [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	1,691	969
Subordinated liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	539	561
Debt securities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 8,985	€ 10,736